5. Notes Payable in Gold: Schedule of Notes Payable in Gold (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Notes Payable in Gold
01/01/2012 to 06/30/2012
Loss on settlement of notes paid in gold	1,623,489